Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000130396
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Disciplined Equity Fund
Class Name	Institutional Class
Trading Symbol	AWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Disciplined Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	$84	0.72%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The S&P 500 Index (TR) returned 38.02% over the year period ended October 31, 2024. The CIBC Atlas Disciplined Equity strategy returned 32.94% during the same period, underperforming the S&P 500 Index (TR). Financials, Consumer Staples, Consumer Discretionary and Materials added to the Fund’s returns while Information Technology, Industrials, Communication Services and Healthcare detracted from returns.

While the Fund’s technology holdings did well on an absolute basis, the sector was the largest detractor to Fund attribution during the period. This was largely due to the Fund’s underweight position in semiconductor stocks. Semiconductor stocks performed well in the period as Artificial Intelligence (AI) has gained greater traction as an investment theme, thereby benefiting semiconductor stocks.

The Fund’s positive contribution from Financials were a result of good stock picking and allocation to Capital Markets and Financial Services stocks, while contributions from Consumer Staples were driven by a smaller allocation to the sector than the benchmark.

On an individual stock basis, the largest contributors to attribution were Blackstone, Fiserv, Fidelity National and Apple. Among the largest detractors were Nvidia, Broadcom, Meta and Unitedhealthcare.

The Fund remains committed to investing in high quality companies with attractive growth characteristics and free cash flow yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas Disciplined Equity Fund, Institutional Class Shares - $793568	S&P 500 Index (TR) - $857300
Oct/14	$250000	$250000
Oct/15	$273502	$265644
Oct/16	$276693	$277622
Oct/17	$334853	$343231
Oct/18	$380443	$368446
Oct/19	$435809	$421230
Oct/20	$483285	$462134
Oct/21	$677109	$660453
Oct/22	$564623	$563954
Oct/23	$596951	$621155
Oct/24	$793568	$857300

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	32.94%	12.73%	12.15%
S&P 500 Index (TR)	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,764,883,671
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 10,787,645
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,764,883,671	61	$10,787,645	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Utilities	1.6%
Real Estate	2.1%
Materials	2.6%
Consumer Staples	3.1%
Energy	4.0%
Industrials	6.4%
Communication Services	9.9%
Consumer Discretionary	10.4%
Health Care	12.2%
Financials	16.3%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.8%
NVIDIA	6.2%
Amazon.com	6.0%
Apple	5.4%
Alphabet, Cl A	3.4%
Alphabet, Cl C	3.4%
Visa, Cl A	3.2%
UnitedHealth Group	3.1%
Salesforce	2.3%
AstraZeneca PLC ADR	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

On December 16, 2024, the Board approved the change in the Fund’s classification under 1940 Act, as amended, from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment policy, subject to shareholder approval. At a Special Meeting of Shareholders scheduled to be held on February 21, 2025, Fund shareholders will be asked to approve the change in diversification.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000130893
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Mid Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	AWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Mid Cap Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	$96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Russell Midcap Growth Index (TR) (USD) returned 38.67% for the one year period ended October 31, 2024. The CIBC Atlas Mid-Cap Growth Fund returned 30.85% for the same period, underperforming the Russell Midcap Growth Index (TR) (USD) benchmark. The breadth of the benchmark return was exceptionally strong, with 10 of 11 sectors posting returns of greater than 20%. Consumer Staples, Industrials and Financials were positive contributors to performance while Consumer Discretionary, Health Care and Information Technology were the largest detractors.

On an absolute basis, holdings of Sprouts Farmers Market, Howmet Aerospace, Transunion, Crowdstrike Holdings, and Monday.com were the largest positive contributors to returns during the period. Holdings that were the largest detractors to return on an absolute basis were Humana, Five Below, Aptiv, Cadence Design Systems and Monster Beverage.

The index’s strong returns for the year benefited from momentum factors, with a narrow subset of larger index weights hitting record highs despite exceptionally high valuations. Notably, index names that the Fund did not own had an outsized impact on performance. The five best performing stocks in the index (Applovin, Cava Group, Vistra Corp., Natera and Palantir Technologies), which in aggregate accounted for approximately 3% of the index, detracted approximately -4.1% from relative performance during the period. This was was only partially offset by the five worst performing stocks in the index (Ginko Bioworks, New Fortress Energy, Super Micro Computer, Agilon Health and 10X Genomics) which represented approximately 0.6% of total index weight and only contributed approximately +1.8% to performance.

Unfortunately, our disciplined valuation approach was a headwind to performance - we did not have enough exposure to momentum factors and high valuation stocks. We remain skeptical of the ability for momentum to outperform over the long term given high fundamental expectations, elevated valuation multiples, and extraordinary price moves over a short period of time. We continue to focus on investing in high quality companies with above average growth prospects while maintaining discipline on the price we are paying for those businesses. We have seen that continued adherence to this philosophy provides very competitive results over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares - $595199	Russell 3000 Index (USD)* - $807441	Russell Midcap Growth Index (TR) (USD) - $722000
Oct/14	$250000	$250000	$250000
Oct/15	$273996	$261225	$262340
Oct/16	$269224	$272309	$263396
Oct/17	$321126	$337607	$332527
Oct/18	$334909	$359875	$352942
Oct/19	$393428	$408421	$419757
Oct/20	$419302	$449868	$508479
Oct/21	$586430	$647357	$708955
Oct/22	$460178	$540428	$503784
Oct/23	$454887	$585717	$520661
Oct/24	$595199	$807441	$722000

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	30.85%	8.63%	9.06%
Russell 3000 Index (USD)*	37.86%	14.60%	12.44%
Russell Midcap Growth Index (TR) (USD)	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 881,481,488
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 6,266,904
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$881,481,488	78	$6,266,904	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Real Estate	1.3%
Cash Equivalent	1.4%
Materials	1.8%
Energy	3.2%
Communication Services	4.5%
Consumer Staples	4.9%
Financials	12.2%
Health Care	12.7%
Consumer Discretionary	14.1%
Industrials	20.5%
Information Technology	23.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ameriprise Financial	3.3%
Trade Desk, Cl A	2.6%
Ares Management, Cl A	2.5%
Datadog, Cl A	2.5%
HubSpot	2.4%
Howmet Aerospace	2.4%
Cencora	2.3%
Sprouts Farmers Market	2.3%
Cadence Design Systems	2.2%
Tradeweb Markets, Cl A	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000130895
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AWIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Income Opportunities Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The CIBC Atlas Income Opportunities Fund returned 21.70% over the one year period ended October 31, 2024. This compares to the 26.30% return of the Fund’s blended benchmark (Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index). Equities outperformed cash and bonds. Within equities, all sectors contributed to the Fund’s returns with Financial, Utilities and Communication Services leading. Energy, Consumer Staples and Health Care stocks lagged the broad equity market but still generated positive returns.

On a relative basis, Financials and Utilities outperformed led by alternative asset managers Blue Owl Capital and Ares Management in the Financials sector, and Brookfield Infrastructure and NextEra Energy in the Utility sector. Information Technology and Industrials lagged on a relative basis. Not owning Nvidia detracted from performance in the Information Technology sector, while among Industrials, underperformance of Union Pacific and United Parcel Service were headwinds.

Among fixed income holdings, both credit sensitive and rate sensitive securities performed similarly and benefited from lower interest rates and a benign credit environment. On a relative basis, the Fund’s outperformance in fixed income was due in part to below-benchmark allocation to bonds, as equities significantly outperformed during the one-year period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas Income Opportunities Fund, Institutional Class Shares - $527052	S&P 500 Index (TR) - $848762	Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index - $569947	Bloomberg U.S. Government/Credit Index - $294472
Oct/14	$250000	$250000	$250000	$250000
Oct/15	$248335	$262999	$260130	$254311
Oct/16	$264610	$274858	$272493	$266608
Oct/17	$299536	$339813	$311043	$269412
Oct/18	$313306	$364776	$322071	$263196
Oct/19	$354485	$417035	$367466	$296379
Oct/20	$372446	$457531	$401663	$317365
Oct/21	$471195	$653876	$498104	$315843
Oct/22	$413684	$558338	$424043	$265180
Oct/23	$433069	$614969	$451276	$267142
Oct/24	$527052	$848762	$569947	$294472

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	21.70%	8.26%	7.74%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Blended 60/40 S&P 500 Index (TR)/Bloomberg U.S. Government/Credit Index	26.30%	9.18%	8.59%
Bloomberg U.S. Government/Credit Index	10.23%	-0.13%	1.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 699,817,832
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 4,069,523
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$699,817,832	106	$4,069,523	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Options	0.0%
Cash Equivalent	2.0%
Exchange-Traded Fund	2.0%
Communication Services	2.0%
Materials	2.2%
Consumer Staples	2.9%
Real Estate	3.1%
Utilities	3.3%
Energy	4.2%
Mortgage-Backed Securities	6.5%
Health Care	7.3%
Consumer Discretionary	7.4%
Industrials	8.0%
U.S. Treasury Obligations	11.0%
Information Technology	18.0%
Financials	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.5%
Apple	4.4%
U.S. Treasury Bonds, 4.13%, 8/15/2053	2.9%
UnitedHealth Group	2.4%
U.S. Treasury Bonds, 3.88%, 5/15/2043	2.4%
U.S. Treasury Bonds, 4.38%, 5/15/2041	2.1%
Broadcom	2.1%
Visa, Cl A	2.1%
Invesco Senior Loan ETF	2.0%
JPMorgan Chase	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000195841
Shareholder Report [Line Items]
Fund Name	CIBC Atlas All Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	AWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas All Cap Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	$114	0.92%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Russell 3000 Growth Index (USD) returned 43.42% over the one year period ended October 31, 2024. The CIBC Atlas All Cap Growth Fund returned 48.49% during the same period, outperforming the Russell 3000 Growth Index (USD) benchmark. The Industrials, Consumer Discretionary, and Health Care sectors contributed positively to the Fund’s relative return, while the Real Estate, Financials, and Information Technology sectors contributed negatively to the Fund’s relative performance.

Positive contribution from the Consumer Discretionary sectors was driven by a combination of stock selection and sector allocation, while the contribution from the Industrials and Health Care sectors were almost entirely driven by stock selection.

Information Technology was the largest detractor among the sectors, driven by negative impact from stock selection. As was the case last year, the Fund’s relative performance was hindered by underweight exposure to large-cap technology names (NVIDIA Corp., despite being one of the largest holdings in the fund, was solely responsible for a majority of the Technology sector’s negative relative performance due to the Fund’s relative underweight position).

On an individual position basis, the most significant positive contributors to absolute return were chip maker NVIDIA (NVDA), up 225.7% during the period, aerospace engine lessor FTAI Aviation (FTAI), up 152.2% during the period, and surgical device manufacturer Intuitive Surgical (ISRG), up 92.1% during the period. HCM software provider Paylocity (PCTY), down (-13.5%) during the period, Adobe (ADBE), down (-10.1%) during the period, and semiconductor company Marvell Technology (MRVL), down (-2.6%) during the period, were the largest individual detractors from absolute performance.

We remain committed to our strategy of investing in high-quality, open-ended growth companies at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas All Cap Growth Fund, Institutional Class Shares - $910780	Russell 3000 Index (USD)* - $807441	Russell 3000 Growth Index (USD) - $1071376
Oct/14	$250000	$250000	$250000
Oct/15	$268634	$261225	$271794
Oct/16	$260257	$272309	$277442
Oct/17	$335869	$337607	$360125
Oct/18	$385078	$359875	$396852
Oct/19	$456361	$408421	$461686
Oct/20	$559989	$449868	$591885
Oct/21	$769152	$647357	$845293
Oct/22	$569085	$540428	$636731
Oct/23	$613370	$585717	$747010
Oct/24	$910780	$807441	$1071376

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	48.49%	14.82%	13.80%
Russell 3000 Index (USD)Footnote Reference*	37.86%	14.60%	12.44%
Russell 3000 Growth Index (USD)	43.42%	18.34%	15.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 311,548,416
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,198,584
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$311,548,416	40	$2,198,584	46%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	1.7%
Cash Equivalent	1.8%
Communication Services	6.5%
Health Care	8.5%
Consumer Discretionary	12.5%
Industrials	17.2%
Financials	19.3%
Information Technology	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FTAI Aviation	5.5%
NVIDIA	4.9%
Amazon.com	4.5%
Palo Alto Networks	4.1%
Meta Platforms, Cl A	4.1%
Intuitive Surgical	4.0%
Mastercard, Cl A	3.9%
Eli Lilly	3.7%
MercadoLibre	3.7%
Monolithic Power Systems	3.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000195839
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Equity Income Fund
Class Name	Institutional Class
Trading Symbol	AWYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Equity Income Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Equity Income Fund, Institutional Class Shares	$106	0.89%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Russell 1000 Index (USD) returned 38.07% over the year period ending October 31, 2024. The CIBC Atlas Equity Income Fund returned 37.70% during the same period, narrowly underperforming the Russell 1000 Index (USD) benchmark. The Industrials, Financials, and Consumer Discretionary sectors contributed positively to the Fund’s relative return, while the Health Care, Communication Services and Information Technology sectors contributed negatively to the Fund’s relative performance.

Positive contributions from the Financials and Consumer Discretionary sectors were driven by a combination of stock selection and sector allocation, while the contribution from the Industrials sector was almost entirely driven by stock selection.

Information Technology was the largest detractor among the sectors, driven by negative impact from stock selection. As was the case last year, the Fund’s relative performance was hindered by underweight exposure to large-cap technology names (Nvidia Corp., not held in the strategy, was solely responsible for a majority of the Technology sector’s negative relative performance).

On an individual position basis, the most significant positive contributors to relative return were aerospace engine lessor FTAI Aviation (FTAI), up 264.4% during the period, records management firm Iron Mountain (IRM), up 116.1% during the period, and alternative asset manager Blackstone (BX), up 86.3% during the period. Managed care provider Elevance Health (ELV), down (-8.7%) during the period, utility Xcel Energy, down (-7.6%) during the period, and temporary staffing firm Robert Half (RHI), down (-6.3%) during the period, were the largest individual detractors from absolute performance.

We remain committed to our strategy of investing in high-quality companies that are actively growing their dividend.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas Equity Income Fund, Institutional Class Shares - $692346	Russell 1000 Index (USD) - $835528
Aug/15	$236440	$250989
Aug/16	$245206	$280338
Aug/17	$289053	$325636
Aug/18	$334959	$390170
Oct/18	$317573	$363937
Oct/19	$384076	$415442
Oct/20	$397329	$460584
Oct/21	$578374	$660991
Oct/22	$508031	$552732
Oct/23	$502809	$605153
Oct/24	$692346	$835528

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
CIBC Atlas Equity Income Fund, Institutional Class Shares	37.70%	12.51%	10.91%
Russell 1000 Index (USD)	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 355,571,396
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,580,581
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$355,571,396	44	$2,580,581	17%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	1.2%
Consumer Discretionary	3.1%
Cash Equivalent	3.1%
Utilities	5.1%
Energy	9.4%
Real Estate	11.2%
Information Technology	13.2%
Industrials	14.3%
Health Care	17.9%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Blackstone, Cl A	4.8%
FTAI Aviation	4.8%
Microsoft	4.5%
Enterprise Products Partners	4.4%
Eli Lilly	4.3%
ONEOK	3.6%
AstraZeneca PLC ADR	3.4%
L3Harris Technologies	3.2%
Abbott Laboratories	3.1%
Parker-Hannifin	3.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000212351
Shareholder Report [Line Items]
Fund Name	CIBC Atlas International Growth Fund
Class Name	Institutional Class
Trading Symbol	AWWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas International Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas International Growth Fund, Institutional Class Shares	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The CIBC Atlas International Growth Fund returned 18.89% for the one year period ended October 31, 2024 vs the MSCI ACWI ex-USA Index (Gross) (USD) which returned 24.98%, underperforming by 6.09%. On a sector basis, Financials, Industrials, and Consumer Staples were the largest detractors while Consumer Discretionary, Materials, and Communication Services helped performance. Stock selection was the largest contributor to the strategy underperformance with only a small impact from allocation among sectors. On a regional basis, Europe was the largest negative contributor, followed by Japan. South America and the Middle East were the best performing regions. Regional allocation represented approximately one third of the strategy underperformance. On a contribution basis, our top performing stocks for the period were Taiwan Semiconductor Mfg, Kawasaki Heavy Industries, and Mercado Libre, Inc. Our worst performing positions were Yum China Holdings, Inc, Edenred SA, and Diageo Plc. During the twelve months, we initiated new positions in Kawasaki Heavy, Edenred, Henkel AG, Trip.com and Suzuki Motor. We exited positions in Nidec Corp, Reckitt Benckiser, Sysmex, Yum China, and Woodside Energy. While we are not pleased with this relative underperformance, we maintain high confidence in our holdings and portfolio structure as we move into fiscal 2025 given attractive quality and growth characteristics and attractive valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CIBC Atlas International Growth Fund, Institutional Class Shares - $345314	MSCI ACWI ex-USA Index (Gross) (USD) - $366092
May/19	$250000	$250000
Oct/19	$259500	$269804
Oct/20	$266789	$263909
Oct/21	$334711	$343675
Oct/22	$252078	$259990
Oct/23	$290455	$292912
Oct/24	$345314	$366092

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
CIBC Atlas International Growth Fund, Institutional Class Shares	18.89%	5.88%	6.13%
MSCI ACWI ex-USA Index (Gross) (USD)	24.98%	6.29%	7.28%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 614,146,725
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,820,861
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$614,146,725	51	$4,820,861	12%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	18.2%
Australia	2.3%
Singapore	2.7%
India	3.0%
Taiwan	3.0%
Canada	3.4%
Spain	5.6%
France	6.3%
China	7.3%
Switzerland	7.6%
Germany	8.0%
Japan	12.4%
United Kingdom	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Banco Santander	3.7%
Shell PLC	3.3%
London Stock Exchange Group PLC	3.3%
Taiwan Semiconductor Manufacturing ADR	3.0%
HDFC Bank ADR	3.0%
Tencent Holdings	2.7%
DBS Group Holdings	2.7%
Kawasaki Heavy Industries	2.5%
Heidelberg Materials	2.4%
Siemens	2.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds